Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

March 24, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax™ MSTR Short Option Income Strategy ETF, YieldMax™ AMD Short Option Income Strategy ETF, YieldMax™ AMZN Short Option Income Strategy ETF, YieldMax™ MARA Short Option Income ETF, YieldMax™ Bitcoin Short Option Income Strategy ETF, YieldMax™ META Short Option Income Strategy ETF, and YieldMax™ SMCI Short Option Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 21, 2025, and filed electronically as Post-Effective Amendment No. 329 to the Trust’s Registration Statement on Form N-1A on March 21, 2025.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC